Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

These condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), in particular IAS 34 - Interim Financial Reporting. Certain information and disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2017. In the opinion of management, all adjustments, consisting of normal recurring nature, considered necessary for a fair presentation have been included in the condensed consolidated financial statements.

The Company’s financial results have varied substantially, and are expected to continue to vary, from period to period. The Company believes that its ordinary activities are not linked to any particular seasonal factors.

The Company operates in one reportable segment, which comprises the discovery and development of innovative, RNA based therapeutics.